Asset retirement obligation (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Details
ARO balance, beginning of the year	64,560	61,813	57,953
Accretion expense	800	3,960	3,860
Costs incurred	(2,111)	(1,213)
Change in ARO estimates	(13,249)
ARO balance, end of the year	50,000	64,560	61,813